Earnings Per Share (Computations of Basic and Diluted Net Earnings Per Share) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Basic net earnings	$ 136,908	$ 110,308	$ 112,299	$ 145,104	$ 137,056	$ 181,518	$ 299,773	$ 159,841	$ 504,619	$ 778,188	$ 134,092
Earnings allocated to participating securities									(1,713)	(2,653)	(1,823)
Net earnings available to common stockholders									502,906	775,535	132,269
Average shares outstanding									318,172	316,997	315,962
Basic net earnings per share	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.50	$ 1.58	$ 2.45	$ 0.42
Diluted net earnings	136,908	110,308	112,299	145,104	137,056	181,518	299,773	159,841	504,619	778,188	134,092
Earnings allocated to participating securities, diluted									(1,714)	(2,654)	(1,823)
Net earnings available to common stockholders									$ 502,905	$ 775,534	$ 132,269
Basic shares outstanding									318,172	316,997	315,962
Dilutive effect of stock options and other									68	164	548
Diluted average shares outstanding									318,240	317,161	316,510
Diluted net earnings per share	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.50	$ 1.58	$ 2.45	$ 0.42